Income Taxes (Details Narrative) (10-K) - USD ($)		12 Months Ended
	Dec. 22, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Operating loss carryforwards		$ 15,554,000
Unused operating loss carryforwards		$ 14,591,000
Operating loss carryforwards expire		The net operating loss carryforwards will begin to expire in the year 2036 if not utilized prior to that date.
Deferred tax assets valuation allowance increased		$ 3,639,000	$ 2,173,000
Deferred tax assets valuation allowance		$ 6,699,000	$ 3,060,000
Tax rate description		Corporate tax rate from 35 percent to 21 percent
Effective tax rate		21.00%	34.00%
Decrease in deferred tax asset	$ 1,228,000